Equity (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 27, 2014 shares	Dec. 31, 2017 USD ($) vote $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($)
Class of Stock [Line Items]
Capital stock authorized (in shares)		200,000,000
Common stock, shares authorized (in shares)		100,000,000	100,000,000
Common Stock, par value (in dollars per share) | $ / shares		$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)		50,000,000	50,000,000
Preferred Stock, par value (in dollars per share) | $ / shares		$ 0.01	$ 0.01
Fraction of preferred share (in shares)		0.001
Price per fraction of preferred share (in dollars per share) | $ / shares		$ 275
Preferred stock right, redemption price per right (in dollars per share) | $ / shares		$ 0.001
(Income) loss allocated to noncontrolling interests: | $		$ 358	$ 8,860	$ 10,852
J&S [Member]
Class of Stock [Line Items]
(Income) loss allocated to noncontrolling interests: | $		(49)	0	0
Pure Rooms [Member]
Class of Stock [Line Items]
(Income) loss allocated to noncontrolling interests: | $		38	0	0
OpenKey [Member]
Class of Stock [Line Items]
(Income) loss allocated to noncontrolling interests: | $		515	849	0
Other [Member]
Class of Stock [Line Items]
(Income) loss allocated to noncontrolling interests: | $		$ (146)	$ 8,011	$ 10,852
Rights [Member]
Class of Stock [Line Items]
Preferred share dividend (in shares)	1
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)		2,000,000	2,000,000
Dividend multiplier		1,000
Number of votes | vote		1,000
Series A, shares outstanding (in shares)		0	0
Blank Check Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized (in shares)		50,000,000
Common Stock, par value (in dollars per share) | $ / shares		$ 0.01